Acquisition - Schedule of Allocation of the Purchase Price as of the Acquisition (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allocation of the Purchase Price as of the Acquisition [Abstract]
Cash and cash equivalents		$ 141,891
Intangible assets - patents		2,529,954
Intangible assets – software copyright		659,988
Others		759,375
Total assets (a)		4,091,208
Total liabilities (b)		217,020
Total net identifiable asset acquired (c=a-b)		3,874,188
Non-controlling interest on Changzhou Higgs (d)		273,698
Total consideration (e)		8,748,288
Goodwill as of acquisition date (e+d-c)	$ 3,057,943	5,147,798
Goodwill	1,780,569	3,057,943
Goodwill impairment	(1,362,441)	(1,792,392)
Foreign currency translation adjustment	$ 85,067	$ (297,463)